Subordinated Liabilities - Activity (Details) $ in Thousands				12 Months Ended
	Oct. 01, 2018	Sep. 26, 2018 MXN ($)	Dec. 27, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Financial liabilities
Outstanding issue amount					$ 1,299,114,000		$ 1,259,588,000
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount				$ 1,816,000,000	34,267,000	$ 1,894,000,000	37,228,000	$ 1,825,000,000	$ 35,885,000
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount		$ 1,222,907					1,546,000		26,054,000
Annual interest rate (as percent)	5.95%	5.95%	5.95%
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount				$ 500,000,000	9,420,000		9,809,000		$ 9,831,000
Annual interest rate (as percent)				8.50%
Tier II Subordinated Notes | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount				$ 1,300,000,000	$ 24,847,000		$ 25,873,000
Annual interest rate (as percent)				5.95%